Pension and Other Postretirement Benefits - Schedule of Weighted Average Assumptions Used to Determine Benefit Obligations (Detail)	12 Months Ended
	Feb. 03, 2018	Jan. 28, 2017
Defined Benefit Plan [Abstract]
Discount rate	3.00%	2.63%
Health care cost trend rate assumed for next year	6.50%	7.00%
Ultimate trend rate	5.00%	5.00%
Year that the rate reaches the ultimate trend rate	2024	2021